Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheet
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	944,033,056	944,033,056
Treasury stock (in shares)	280,736,817	256,941,406
Allowances for doubtful accounts receivable	$ 104	$ 105
Common stock, Shares outstanding (in shares)	663,296,239	687,091,650